THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

DISCIPLINED EQUITY FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 98.2%	Shares	Value
COMMUNICATION SERVICES — 10.2%
Alphabet, Cl A	245,998	$87,607,268
Meta Platforms, Cl A	58,552	32,596,484
T-Mobile US	40,706	7,030,333
Walt Disney	100,520	9,669,019
		136,903,104

CONSUMER DISCRETIONARY — 10.0%
Amazon.com *	259,992	70,608,627
Home Depot	39,379	13,072,253
McDonald's	49,417	13,374,217
O'Reilly Automotive *	113,216	10,115,850
Tesla *	28,414	8,842,721
TJX	109,428	17,217,401
		133,231,069

CONSUMER STAPLES — 2.3%
Mondelez International, Cl A	233,517	14,550,444
Monster Beverage *	169,186	16,306,147
		30,856,591

ENERGY — 3.1%
Cheniere Energy	22,133	5,833,595
Expand Energy	135,321	12,724,233
ExxonMobil Holdings	149,381	23,219,783
		41,777,611

FINANCIALS — 12.7%
Arthur J Gallagher	27,181	6,779,485
Blackrock	15,640	17,053,700
Blackstone, Cl A	139,638	17,838,754
CME Group, Cl A	26,488	7,093,222
Fidelity National Information Services	152,330	6,819,814
Intercontinental Exchange	76,494	11,663,805
JPMorgan Chase	76,911	27,056,521
PNC Financial Services Group	75,919	18,969,880
Progressive	37,441	7,915,776
S&P Global	23,711	9,767,272
Visa, Cl A	106,831	39,114,034
		170,072,263

HEALTH CARE — 10.4%
Abbott Laboratories	82,338	8,703,127

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

DISCIPLINED EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE (continued)
AstraZeneca PLC	110,855	$18,805,442
Danaher	62,886	12,261,512
Dexcom *	186,172	15,536,053
Eli Lilly	14,559	16,725,962
IDEXX Laboratories *	13,511	7,553,595
IQVIA Holdings *	66,754	15,688,525
Stryker	27,489	8,953,167
Thermo Fisher Scientific	26,533	15,237,902
UnitedHealth Group	47,932	19,863,021
		139,328,306

INDUSTRIALS — 8.9%
Automatic Data Processing	74,123	19,750,815
Boeing *	43,709	9,447,263
Caterpillar	13,490	10,991,787
Eaton PLC	55,159	22,902,017
Lennox International	19,459	8,092,609
RTX	104,888	22,573,995
Union Pacific	63,669	18,599,625
Waste Connections	39,660	6,638,291
		118,996,402

INFORMATION TECHNOLOGY — 35.2%
Advanced Micro Devices *	43,703	20,809,183
Analog Devices	45,816	16,833,257
Apple	300,259	92,753,008
Arista Networks *	42,993	7,753,787
ASML Holding, Cl G	14,939	24,335,631
Broadcom	88,216	34,340,724
Flex *	59,237	6,738,209
Lam Research	39,443	11,557,588
Micron Technology	30,797	25,346,855
Microsoft	189,611	88,116,024
NVIDIA	515,115	103,409,336
Roper Technologies	24,406	9,566,420
Salesforce	50,263	9,249,397
Taiwan Semiconductor Manufacturing ADR	16,142	6,525,404
TE Connectivity PLC	62,972	12,952,711
		470,287,534

MATERIALS — 2.3%
Linde PLC	40,859	19,546,128

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

DISCIPLINED EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
MATERIALS (continued)
Martin Marietta Materials	22,151	$11,632,376
		31,178,504

REAL ESTATE — 1.7%
American Tower, Cl A ‡	34,032	5,899,788
Prologis ‡	77,431	11,197,297
VICI Properties, Cl A ‡	215,832	5,687,173
		22,784,258

UTILITIES — 1.4%
American Water Works	43,819	5,879,195
NextEra Energy	77,748	6,757,856
Xcel Energy	84,289	6,591,400
		19,228,451

TOTAL COMMON STOCK
(Cost $604,053,171)		1,314,644,093

SHORT-TERM INVESTMENT — 0.5%
First American Government Obligations Fund, Cl X, 3.580% (A)	6,985,851	6,985,851

TOTAL SHORT-TERM INVESTMENT
(Cost $6,985,851)		6,985,851

TOTAL INVESTMENTS — 98.7%
(Cost $611,039,022)		$1,321,629,944

Percentages are based on Net Assets of $1,338,511,923.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2026.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-001-2700

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

MID CAP EQUITY FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 98.1%	Shares	Value
COMMUNICATION SERVICES — 2.7%
Live Nation Entertainment *	53,651	$9,342,249
Take-Two Interactive Software *	36,425	8,848,361
		18,190,610

CONSUMER DISCRETIONARY — 14.8%
AutoZone *	2,926	8,825,547
Chipotle Mexican Grill, Cl A *	143,467	5,339,842
Deckers Outdoor *	52,890	5,123,983
Domino's Pizza	16,703	5,803,290
DraftKings, Cl A *	219,251	5,148,013
Dutch Bros, Cl A *	73,149	4,815,399
Marriott International, Cl A	35,872	13,374,158
Planet Fitness, Cl A *	75,250	4,207,228
Ross Stores	60,949	15,302,465
Royal Caribbean Cruises	62,114	19,770,886
Ulta Beauty *	12,238	6,276,014
Valvoline *	98,016	3,764,795
Wingstop	15,390	1,992,851
		99,744,471

CONSUMER STAPLES — 3.9%
Dollar General	21,280	2,703,624
Monster Beverage *	157,717	15,200,764
US Foods Holding *	85,235	8,573,789
		26,478,177

ENERGY — 3.9%
Cheniere Energy	62,499	16,472,861
Diamondback Energy	47,417	9,623,280
		26,096,141

FINANCIALS — 7.5%
Ameriprise Financial	17,053	9,308,209
Ares Management, Cl A	39,263	5,029,198
Arthur J Gallagher	27,953	6,972,037
Corpay *	20,702	7,910,441
MSCI, Cl A	8,578	4,908,675
Robinhood Markets, Cl A *	118,519	10,259,005
Tradeweb Markets, Cl A	64,050	6,437,025
		50,824,590

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

MID CAP EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE — 12.9%
Alnylam Pharmaceuticals *	39,832	$8,186,273
Cencora	53,203	16,564,222
Dexcom *	183,546	15,316,914
GE HealthCare Technologies	52,446	3,567,377
HealthEquity *	66,355	6,675,976
IDEXX Laboratories *	16,400	9,168,748
Natera *	37,752	10,108,475
Revolution Medicines *	26,894	5,043,432
Revvity	60,682	6,827,939
Veeva Systems, Cl A *	26,228	5,344,742
		86,804,098

INDUSTRIALS — 23.1%
AMETEK	48,748	11,782,879
Axon Enterprise *	14,203	7,495,775
Cintas	32,146	6,578,036
Comfort Systems USA	2,609	4,512,761
Crane	13,151	2,807,212
Curtiss-Wright	15,541	11,251,684
EMCOR Group	19,338	15,420,701
Howmet Aerospace	59,358	16,754,389
Hubbell, Cl B	22,312	10,543,536
IDEX	30,799	7,097,630
nVent Electric	19,089	2,936,461
Oshkosh	35,184	5,010,553
Regal Rexnord	34,246	7,028,307
Saia *	14,045	4,882,463
SPX Technologies *	13,973	3,068,750
TransUnion	56,072	4,408,381
Vertiv Holdings, Cl A	39,053	9,434,033
Waste Connections	44,553	7,457,281
WESCO International	23,544	8,087,129
Woodward	9,526	3,436,505
Zurn Elkay Water Solutions	106,541	5,381,386
		155,375,852

INFORMATION TECHNOLOGY — 27.7%
Advanced Energy Industries	9,582	2,774,181
Allegro MicroSystems *	90,027	3,736,121
Cadence Design Systems *	22,580	7,677,652
Cloudflare, Cl A *	58,547	16,333,442
Coherent *	6,688	1,758,208
Credo Technology Group Holding *	46,467	9,618,204

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

MID CAP EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Datadog, Cl A *	115,610	$30,980,012
Entegris	76,926	9,158,040
HubSpot *	12,303	2,920,240
Keysight Technologies *	33,356	10,643,232
Lattice Semiconductor *	70,848	8,804,281
Lumentum Holdings *	7,905	5,643,696
MACOM Technology Solutions Holdings *	36,092	9,074,972
Monolithic Power Systems	13,046	18,603,987
Okta, Cl A *	34,045	4,832,007
Onto Innovation *	14,234	3,680,628
Procore Technologies *	57,822	3,166,911
Roper Technologies	11,938	4,679,338
Snowflake, Cl A *	55,255	16,205,186
Teradyne	29,717	10,926,644
Zscaler *	33,796	5,109,955
		186,326,937

UTILITIES — 1.6%
NRG Energy	80,989	10,876,013

TOTAL COMMON STOCK
(Cost $457,256,456)		660,716,889

SHORT-TERM INVESTMENT — 0.7%
First American Government Obligations Fund, Cl X, 3.580% (A)	4,664,104	4,664,104

TOTAL SHORT-TERM INVESTMENT
(Cost $4,664,104)		4,664,104

TOTAL INVESTMENTS — 98.8%
(Cost $461,920,560)		$665,380,993

Percentages are based on Net Assets of $673,587,942.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of July 31, 2026.

Cl — Class

ATF-QH-002-2600

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INCOME OPPORTUNITIES FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 60.3%	Shares	Value
COMMUNICATION SERVICES — 2.2%
Alphabet, Cl A	8,000	$2,849,040
Meta Platforms, Cl A	13,000	7,237,230
Netflix *	9,900	709,929
		10,796,199

CONSUMER DISCRETIONARY — 3.7%
Amazon.com *	20,500	5,567,390
Home Depot	15,100	5,012,596
McDonald's	8,700	2,354,568
Service Corp International	55,953	4,822,589
		17,757,143

CONSUMER STAPLES — 1.0%
Procter & Gamble	34,800	5,028,252

ENERGY — 2.5%
Cheniere Energy	9,179	2,419,309
Chevron	29,483	5,803,139
EQT	71,200	3,794,248
		12,016,696

FINANCIALS — 10.2%
Ares Capital	318,623	5,977,367
Ares Management, Cl A	36,400	4,662,476
Blue Owl Capital, Cl A	526,400	5,421,920
CME Group, Cl A	8,872	2,375,833
Fidelity National Information Services	64,500	2,887,665
JPMorgan Chase	24,900	8,759,571
S&P Global	15,575	6,415,810
Visa, Cl A	34,200	12,521,646
		49,022,288

HEALTH CARE — 5.8%
Abbott Laboratories	58,220	6,153,854
Danaher	18,450	3,597,381
Johnson & Johnson	22,330	5,724,296
Novartis ADR	34,412	5,373,434
UnitedHealth Group	17,120	7,094,528
		27,943,493

INDUSTRIALS — 7.5%
Automatic Data Processing	30,384	8,096,121

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INCOME OPPORTUNITIES FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS (continued)
IDEX	16,731	$3,855,659
Lockheed Martin	9,874	5,753,975
Republic Services, Cl A	42,800	9,011,540
Rollins	129,250	4,907,622
Union Pacific	15,300	4,469,589
		36,094,506

INFORMATION TECHNOLOGY — 20.4%
Apple	81,800	25,268,838
ASML Holding, Cl G	3,600	5,864,400
Broadcom	49,200	19,152,576
Cisco Systems	22,459	2,605,019
Micron Technology	4,900	4,032,847
Microsoft	50,400	23,421,888
NVIDIA	58,900	11,824,175
Taiwan Semiconductor Manufacturing ADR	14,000	5,659,500
		97,829,243

MATERIALS — 3.1%
Linde PLC	14,900	7,127,862
Martin Marietta Materials	7,650	4,017,321
Sherwin-Williams	10,631	3,623,576
		14,768,759

REAL ESTATE — 1.8%
Prologis ‡	18,783	2,716,209
VICI Properties, Cl A ‡	226,859	5,977,735
		8,693,944

UTILITIES — 2.1%
Brookfield Infrastructure, Cl A	115,481	4,884,846
NextEra Energy	32,171	2,796,304
Xcel Energy	34,000	2,658,800
		10,339,950

TOTAL COMMON STOCK
(Cost $151,338,778)		290,290,473

CORPORATE OBLIGATIONS — 18.0%	Face Amount
COMMUNICATION SERVICES — 1.4%
T-Mobile USA
3.500%, 04/15/31	$5,000,000	4,664,163

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INCOME OPPORTUNITIES FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
COMMUNICATION SERVICES (continued)
Verizon Communications
2.355%, 03/15/32	$2,441,000	$2,113,500
		6,777,663

CONSUMER DISCRETIONARY — 3.4%
Ford Motor Credit
7.350%, 11/04/27	4,000,000	4,102,933
5.875%, 11/07/29	2,000,000	2,016,554
General Motors
6.800%, 10/01/27	3,500,000	3,573,613
Meritage Homes
3.875%, 04/15/29(A)	7,000,000	6,775,185
		16,468,285

CONSUMER STAPLES — 1.0%
JBS
5.500%, 01/15/36	5,000,000	4,877,970

ENERGY — 3.3%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	4,945,619
DCP Midstream Operating
6.750%, 09/15/37(A)	1,500,000	1,611,653
Energy Transfer
5.550%, 05/15/34	2,952,000	2,948,654
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,570,526
ONEOK
6.625%, 09/01/53	5,000,000	5,010,252
		16,086,704

FINANCIALS — 4.3%
Ally Financial
2.200%, 11/02/28	6,000,000	5,663,687
Ares Capital
5.875%, 03/01/29	2,000,000	2,008,650
Citigroup
6.250%, TSFR3M + 4.779%(B)(C)	3,000,000	2,994,415
Goldman Sachs Group MTN
5.849%, TSFR3M + 2.012%, 10/28/27(B)	3,000,000	3,011,508
Morgan Stanley MTN
5.250%, SOFR + 1.870%, 04/21/34(B)	4,000,000	3,961,154

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INCOME OPPORTUNITIES FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
FINANCIALS (continued)
OneMain Finance
3.500%, 01/15/27	$3,000,000	$2,976,500
		20,615,914

HEALTH CARE — 0.8%
AbbVie
4.250%, 11/21/49	3,500,000	2,724,274
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/29	1,000,000	996,834
		3,721,108

INDUSTRIALS — 1.6%
AerCap Ireland Capital DAC
3.000%, 10/29/28	2,000,000	1,922,613
Northrop Grumman
4.030%, 10/15/47	3,000,000	2,275,284
Quanta Services
2.900%, 10/01/30	3,750,000	3,453,803
		7,651,700

INFORMATION TECHNOLOGY — 0.5%
Broadcom
3.469%, 04/15/34	2,500,000	2,159,701

REAL ESTATE — 0.4%
VICI Properties
5.125%, 05/15/32	2,000,000	1,950,631

UTILITIES — 1.3%
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/56(B)	3,000,000	2,969,485
Duke Energy
6.450%, H15T5Y + 2.588%, 09/01/54(B)	3,000,000	3,072,501
		6,041,986

TOTAL CORPORATE OBLIGATIONS
(Cost $90,448,395)		86,351,662

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INCOME OPPORTUNITIES FUND

JULY 31, 2026 (Unaudited)

U.S. TREASURY OBLIGATIONS — 12.7%	Face Amount	Value
U.S. Treasury Bonds
4.375%, 05/15/41	$15,000,000	$13,894,922
4.125%, 08/15/53	16,500,000	13,719,492
3.875%, 05/15/43	18,500,000	15,716,328
		43,330,742
U.S. Treasury Inflation Indexed Notes
0.500%, 01/15/28	5,162,718	5,018,028
U.S. Treasury Notes
4.000%, 07/31/29	13,000,000	12,878,125

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $64,067,952)		61,226,895

MORTGAGE-BACKED SECURITIES — 7.0%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.0%
FHLMC
6.000%, 09/01/53	7,775,890	7,927,329
5.000%, 03/01/38	4,985,470	4,972,684
1.500%, 06/01/31	3,407,040	3,204,743
FNMA
6.000%, 01/01/53	3,030,572	3,075,395
6.000%, 07/01/53	5,217,034	5,324,156
4.500%, 07/01/52	9,516,725	9,023,676

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $33,803,519)		33,527,983

PREFERRED STOCK — 0.4%	Shares
FINANCIALS — 0.4%
Wells Fargo, 7.500% (C)	1,700	2,015,588

TOTAL PREFERRED STOCK
(Cost $2,066,538)		2,015,588

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INCOME OPPORTUNITIES FUND

JULY 31, 2026 (Unaudited)

SHORT-TERM INVESTMENT — 1.1%	Shares	Value
First American Government Obligations Fund, Cl X, 3.580% (D)	5,416,544	$5,416,544

TOTAL SHORT-TERM INVESTMENT
(Cost $5,416,544)		5,416,544

TOTAL INVESTMENTS — 99.5%
(Cost $347,141,726)		$478,829,145

WRITTEN OPTIONS — (0.0%)		Value

TOTAL WRITTEN OPTIONS — 0.0%
(Premiums Received $242,785)		$(29,939)

A list of the exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0%)
Call Options
Google*	(40)	$(1,424,520)	$410	08/21/26	$(2,440)
Meta Platforms*	(65)	(3,618,615)	740	08/21/26	(2,275)
Micron Technology*	(24)	(1,975,272)	1,120	08/21/26	(20,520)
NVIDIA*	(294)	(5,902,050)	250	08/21/26	(4,704)
Total Written Options		$(12,920,457)			$(29,939)

Percentages are based on Net Assets of $481,117,994.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2026 was $8,386,838 which represents 1.7% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	The rate reported is the 7-day effective yield as of July 31, 2026.

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INCOME OPPORTUNITIES FUND

JULY 31, 2026 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year

MTN — Medium Term Note

PLC — Public Limited Company

SOFR— Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

ATF-QH-003-2600

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

ALL CAP GROWTH FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 97.8%	Shares	Value
COMMUNICATION SERVICES — 8.3%
Alphabet, Cl A	34,144	$12,159,703
Meta Platforms, Cl A	18,261	10,166,081
Space Exploration Technologies, Cl A *	26,360	2,856,633
		25,182,417

CONSUMER DISCRETIONARY — 10.9%
Amazon.com *	110,463	29,999,542
MercadoLibre *	1,737	3,261,999
		33,261,541

FINANCIALS — 9.9%
Mastercard, Cl A	15,763	9,033,775
Robinhood Markets, Cl A *	161,785	14,004,110
S&P Global	17,677	7,281,687
		30,319,572

HEALTH CARE — 5.6%
Eli Lilly	8,444	9,700,805
Intuitive Surgical *	21,138	7,468,689
		17,169,494

INDUSTRIALS — 26.2%
Axon Enterprise *	5,129	2,706,881
GE Vernova	19,273	19,085,859
General Electric	49,727	17,905,201
Howmet Aerospace	49,000	13,830,740
Quanta Services	27,788	18,544,600
TransDigm Group	6,173	7,743,288
		79,816,569

INFORMATION TECHNOLOGY — 36.9%
Amphenol, Cl A	74,954	12,045,108
ASML Holding, Cl G	2,862	4,662,198
Broadcom	37,696	14,674,299
Cloudflare, Cl A *	15,814	4,411,790
CyberArk Software	7,958	358,110
Microchip Technology	136,700	10,155,443
Microsoft	25,268	11,742,545
NVIDIA	130,458	26,189,443
Palo Alto Networks *	56,231	18,659,133
Shopify, Cl A *	47,531	5,568,256

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

ALL CAP GROWTH FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Taiwan Semiconductor Manufacturing ADR	10,849	$4,385,708
		112,852,033

TOTAL COMMON STOCK
(Cost $163,895,326)		298,601,626

SHORT-TERM INVESTMENT — 2.2%
First American Government Obligations Fund, Cl X, 3.580% (A)	6,693,070	6,693,070

TOTAL SHORT-TERM INVESTMENT
(Cost $6,693,070)		6,693,070

TOTAL INVESTMENTS — 100.0%
(Cost $170,588,396)		$305,294,696

Percentages are based on Net Assets of $305,164,256.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of July 31, 2026.

ADR — American Depositary Receipt

Cl — Class

ATF-QH-005-1700

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

EQUITY INCOME FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%	Shares	Value
CONSUMER DISCRETIONARY — 4.7%
Dick's Sporting Goods	24,955	$4,888,934
Pool	24,501	4,550,080
TJX	37,411	5,886,247
		15,325,261

ENERGY — 7.5%
Enterprise Products Partners	394,957	15,028,114
ONEOK	63,787	5,792,497
Targa Resources	14,135	3,821,680
		24,642,291

FINANCIALS — 18.4%
Blackstone, Cl A	55,870	7,137,392
Brookfield	199,768	8,496,133
Charles Schwab	98,148	10,329,096
CME Group, Cl A	35,682	9,555,283
Goldman Sachs Group	6,279	6,394,408
JPMorgan Chase	25,295	8,898,528
S&P Global	9,942	4,095,408
Visa, Cl A	15,264	5,588,608
		60,494,856

HEALTH CARE — 19.1%
Abbott Laboratories	101,430	10,721,151
AbbVie	41,723	10,469,970
AstraZeneca PLC	54,250	9,202,970
Cardinal Health	30,057	6,914,012
Elevance Health	21,317	8,011,781
Eli Lilly	15,312	17,591,038
		62,910,922

INDUSTRIALS — 18.0%
Broadridge Financial Solutions	28,203	4,341,852
Carrier Global	75,808	4,685,693
L3Harris Technologies	41,735	11,563,099
Parker-Hannifin	12,810	12,509,349
Rollins	117,887	4,476,169
RTX	29,120	6,267,207
TransDigm Group	6,390	8,015,488
United Parcel Service, Cl B	45,355	4,726,898

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

EQUITY INCOME FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS (continued)
Watsco	8,527	$2,637,401
		59,223,156

INFORMATION TECHNOLOGY — 18.6%
Apple	45,310	13,996,712
Broadcom	28,725	11,182,068
International Business Machines	19,307	4,318,010
Microchip Technology	93,169	6,921,525
Microsoft	46,655	21,681,512
Texas Instruments	11,701	3,226,434
		61,326,261

REAL ESTATE — 6.7%
American Tower, Cl A ‡	31,353	5,435,356
Equinix ‡	5,287	5,388,934
Iron Mountain ‡	47,904	5,859,617
Prologis ‡	37,289	5,392,362
		22,076,269

UTILITIES — 5.9%
Brookfield Infrastructure Partners	91,559	3,823,504
Brookfield Renewable Partners	190,211	6,250,334
NextEra Energy	109,058	9,479,321
		19,553,159

TOTAL COMMON STOCK
(Cost $178,330,913)		325,552,175

SHORT-TERM INVESTMENT — 1.0%
First American Government Obligations Fund, Cl X, 3.580% (A)	3,293,953	3,293,953

TOTAL SHORT-TERM INVESTMENT
(Cost $3,293,953)		3,293,953

TOTAL INVESTMENTS — 99.9%
(Cost $181,624,866)		$328,846,128

Percentages are based on Net Assets of $329,220,301.

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2026.

Cl — Class

PLC — Public Limited Company

ATF-QH-006-1700

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INTERNATIONAL GROWTH FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%	Shares	Value
Australia — 5.2%
MATERIALS — 5.2%
BHP Group	709,141	$29,890,712
James Hardie Industries PLC *	615,120	15,879,164
		45,769,876
Brazil — 1.2%
CONSUMER DISCRETIONARY — 1.2%
MercadoLibre *	5,740	10,779,433

Canada — 2.8%
FINANCIALS — 1.8%
Brookfield	375,772	15,981,583

INDUSTRIALS — 1.0%
Canadian National Railway	72,869	9,269,666
		25,251,249
China — 4.5%
COMMUNICATION SERVICES — 2.8%
Tencent Holdings	407,000	24,868,915

CONSUMER DISCRETIONARY — 1.7%
Alibaba Group Holding	793,000	12,080,089
Alibaba Group Holding ADR	25,532	3,121,287
		15,201,376
		40,070,291
France — 2.4%
CONSUMER DISCRETIONARY — 0.9%
Hermes International SCA	4,176	7,399,346

MATERIALS — 1.5%
Air Liquide	68,116	13,419,431
		20,818,777
Germany — 5.5%
INDUSTRIALS — 3.1%
Siemens	83,515	27,363,400

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INTERNATIONAL GROWTH FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
Germany (continued)
INFORMATION TECHNOLOGY — 1.1%
SAP	56,443	$10,345,728

MATERIALS — 1.3%
Heidelberg Materials	60,751	11,309,710
		49,018,838
Hong Kong — 2.3%
FINANCIALS — 2.3%
AIA Group	2,023,000	20,393,657

India — 1.7%
FINANCIALS — 1.7%
HDFC Bank ADR	620,745	14,854,428

Ireland — 4.0%
CONSUMER STAPLES — 1.2%
Kerry Group PLC, Cl A	109,451	10,449,246

HEALTH CARE — 0.9%
ICON PLC *	47,712	7,804,013

INDUSTRIALS — 1.9%
Ryanair Holdings	614,769	17,239,043
		35,492,302
Italy — 1.5%
CONSUMER DISCRETIONARY — 1.5%
Ferrari	32,902	12,936,841

Japan — 14.6%
CONSUMER DISCRETIONARY — 3.6%
Sony Group	647,000	15,119,661
Suzuki Motor	1,305,000	17,034,884
		32,154,545

FINANCIALS — 5.6%
Mizuho Financial Group	593,000	30,743,611

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INTERNATIONAL GROWTH FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
Japan (continued)
FINANCIALS (continued)
Tokio Marine Holdings	366,000	$18,653,703
		49,397,314

INDUSTRIALS — 5.4%
FANUC	416,000	16,762,929
Kawasaki Heavy Industries	1,115,000	19,049,396
TOTO	292,000	12,672,558
		48,484,883
		130,036,742
Mexico — 2.4%
CONSUMER STAPLES — 2.4%
Fomento Economico Mexicano ADR	168,351	21,547,244

Netherlands — 4.8%
INFORMATION TECHNOLOGY — 4.8%
ASML Holding	25,706	42,362,080

Singapore — 4.1%
FINANCIALS — 4.1%
DBS Group Holdings	637,000	36,752,826

South Korea — 2.3%
FINANCIALS — 2.3%
KB Financial Group ADR	172,294	20,299,679

Spain — 4.0%
FINANCIALS — 4.0%
Banco Santander	2,522,884	35,881,142

Sweden — 3.4%
INDUSTRIALS — 3.4%
Assa Abloy, Cl B	444,366	16,488,549

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INTERNATIONAL GROWTH FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
Sweden (continued)
INDUSTRIALS (continued)
Atlas Copco, Cl A	660,566	$13,957,646
		30,446,195
Switzerland — 3.8%
FINANCIALS — 1.2%
Chubb	32,176	11,283,480

HEALTH CARE — 2.6%
Novartis	146,195	22,863,713
		34,147,193
Taiwan — 6.0%
INFORMATION TECHNOLOGY — 6.0%
Taiwan Semiconductor Manufacturing ADR	132,775	53,674,294

United Kingdom — 22.7%
CONSUMER DISCRETIONARY — 3.6%
Compass Group PLC	470,560	14,943,037
InterContinental Hotels Group PLC	105,346	17,035,204
		31,978,241

CONSUMER STAPLES — 1.2%
Diageo PLC	476,528	10,468,489

ENERGY — 3.5%
Shell PLC	690,316	31,596,829

FINANCIALS — 7.7%
3i Group	470,170	18,100,441
Lloyds Banking Group PLC	20,399,312	31,529,416
London Stock Exchange Group PLC	167,304	18,820,381
		68,450,238

HEALTH CARE — 3.8%
AstraZeneca PLC	113,680	19,338,073
Haleon PLC	2,948,492	14,434,469
		33,772,542

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INTERNATIONAL GROWTH FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
United Kingdom (continued)
INDUSTRIALS — 2.9%
BAE Systems PLC	907,071	$25,678,485
		201,944,824

TOTAL COMMON STOCK
(Cost $591,058,422)		882,477,911

SHORT-TERM INVESTMENT — 2.2%
First American Government Obligations Fund, Cl X, 3.580% (A)	19,442,311	19,442,311

TOTAL SHORT-TERM INVESTMENT
(Cost $19,442,311)		19,442,311

TOTAL INVESTMENTS — 101.4%
(Cost $610,500,733)		$901,920,222

Percentages are based on Net Assets of $889,497,058.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2026.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-007-1600